DISCONTINUED OPERATIONS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues	$ 12,413,039	$ 68,454
Income tax benefit (expense)	0	0
Loss from discontinued operations, net of income tax	$ 0	$ (885,624)
Discontinued Operations [Member]
Revenues			$ 0	$ 26,408,122	$ 98,152,825
Cost of revenues			(15)	(25,148,902)	(93,098,463)
Selling and marketing			(905,694)	(12,258,710)	(53,790,207)
General and administrative			(29,774)	(1,900,701)	(6,386,621)
Research and development			0	(190,575)	(1,397,118)
Goodwill impairment			0	0	(7,872,696)
Other expense that are not major			(76)	(190,421)	(57,880)
Loss from discontinued operations, before income tax			(935,559)	(13,281,187)	(64,450,160)
Income tax benefit (expense)			0	95,630	(3,457,080)
Loss from discontinued operations, net of income tax			(935,559)	(13,185,557)	(67,907,240)
(Loss) gain on disposal of discontinued operations			(367,223)	7,547,428	0
Net loss from discontinued operations, net of income tax			$ (1,302,782)	$ (5,638,129)	$ (67,907,240)